Form N-PX
Annual Report of Proxy Voting Record  Of Registered Management
Investment Company

Investment Company Act File Number:	811-09189

Exact name of investment company as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number, including area code:
847.239.7100

Date of fiscal year end:  December 31

Date of reporting period:  year ended June 30, 2016

Item 1. Proxy Voting Record

I. Emmis Communications Corporation
(a) Name of Issuer of the portfolio security:
Emmis Communications Corporation
(b) Exchange ticker symbol of the portfolio security: EMMS
(c) CUSIP: 291525103
(d) Shareholder meeting date: July 9, 2015
(e) Brief identification of the matter voted on:
1.  Election of three directors.
2.  Approval of 2015 Equity Compensation Plan.
3. Ratification of Ernst & Young LLP as Emmis' independent accountants.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: Against proposals
1, 2 and 3.
(i) Whether Registrant cast its vote for or against management: Against.

II. School Specialty, Inc.
(a) Name of Issuer of the portfolio security:
School Specialty, Inc.
(b) Exchange ticker symbol of the portfolio security: SCOO
(c) CUSIP: 807864103
(d) Shareholder meeting date: September 28, 2015
(e) Brief identification of the matter voted on:
1.  Election of five directors.
2. Approve adivsory resolution on the compensation of named executive officers.
3. Ratification of Deloitte & Touche LLP as independent registered public accounting firm.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For all proposals.
(i) Whether Registrant cast its vote for or against management: For.

III. Star Bulk Carriers Corp.
(a) Name of Issuer of the portfolio security:
Star Bulk Carriers Corp.
(b) Exchange ticker symbol of the portfolio security: SBLK
(c) CUSIP: Y8162K121
(d) Shareholder meeting date: October 9, 2015
(e) Brief identification of the matter voted on:
1.  Election of Class B Directors.
2.  Appointment of Ernst & Young (Hellas) Certified
Auditors-Accountants.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: No
(h) How the Registrant cast its vote: N/A
(i) Whether Registrant cast its vote for or against management: N/A


IV. Star Bulk Carriers Corp.
(a) Name of Issuer of the portfolio security:
Star Bulk Carriers Corp.
(b) Exchange ticker symbol of the portfolio security: SBLK
(c) CUSIP: Y8162K121
(d) Shareholder meeting date: December 21, 2015
(e) Brief identification of the matter voted on:
1. Approve ammendment to effect a reverse stock split between the ratios of one-for-three adn one-for-ten at the Board's discretion.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For


V. Bank of America Corporation
(a) Name of Issuer of the portfolio security:
Bank of America Corporation
(b) Exchange ticker symbol of the portfolio security: BAC
(c) CUSIP: 060505104
(d) Shareholder meeting date:  April 27, 2016
(e) Brief identification of the matter voted on:
1.  Election of 13 directors.
2.  Approval of advisory executive compensation plan.
3. Ratifying the appointment of the independent registered public accounting firm.
4.  A stockholder proposal if it is properly presented.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For items 1, 2 and
3. Against item 4.
(i) Whether Registrant cast its vote for or against management: For management

VI. Emerald Plantations Holdings Limited
(a) Name of Issuer of the portfolio security:
    Emerald Plantations Holdings Limited
(b) Exchange ticker symbol of the portfolio security: EMEXF
(c) CUSIP: G30337102
(d) Shareholder meeting date:  May 24, 2016
(e) Brief identification of the matter voted on:
1. Proposal to sell all if the shares of EPGL to New Plantations Limited, a company incorporated un the British Virgin Islands.
2.  Proposed Articles Resolution.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

VII. Cumulus Media Inc.
(a) Name of Issuer of the portfolio security:
    Cumulus Media Inc.
(b) Exchange ticker symbol of the portfolio security: CMLS
(c) CUSIP: 231082108
(d) Shareholder meeting date:  June 9, 2016
(e) Brief identification of the matter voted on:
1.  Elect seven directors.
2. Approval on an advisory basis of the compensation paid to name executives.
3. Ratify the appointment of PricewaterhouseCoopers, LLP as independent registered public accounting firm.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For
(i) Whether Registrant cast its vote for or against management: For management

VIII. School Specialty, Inc.
(a) Name of Issuer of the portfolio security:
School Specialty, Inc.
(b) Exchange ticker symbol of the portfolio security: SCOO
(c) CUSIP: 807864103
(d) Shareholder meeting date: June 16, 2016
(e) Brief identification of the matter voted on:
1.  Election of five directors.
2.  Approve of the compensation of named executive officers.
3. Ratification of the appointment of the independent registered public accounting firm.
f) Whether the matter was proposed by issuer or a security holder: Issuer
(g) Whether Registrant cast its vote on the matter: Yes
(h) How the Registrant cast its vote: For all proposals.
(i) Whether Registrant cast its vote for or against management: For.

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zazove Convertible Securities Fund, Inc.
By:    Gene T. Pretti
Date:  August 26, 2016